Fair Value Measurements (Details) - Schedule of quantitative information regarding Level 3 fair value measurements	12 Months Ended
Dec. 31, 2021 $ / shares
Schedule of quantitative information regarding Level 3 fair value measurements [Abstract]
Stock price	$ 10.04
Strike price	$ 11.50
Term (in years)	5 years 3 months 10 days
Volatility	8.30%
Risk-free rate	1.28%
Dividend yield	0.00%
Fair value of warrants	$ 0.49